Commitments, contingencies and guarantees - Additional information (Detail) € in Millions, ¥ in Millions, $ in Millions, ₨ in Billions		1 Months Ended
	May 20, 2021 EUR (€)	Nov. 30, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Nov. 30, 2023 USD ($)	Aug. 31, 2022 INR (₨)	May 31, 2019 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Dec. 12, 2025 JPY (¥)	Sep. 30, 2025 JPY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Mar. 31, 2025 JPY (¥)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)
Contingencies
Current estimate of maximum reasonably possible loss | ¥									¥ 63,000
Repurchase claims											$ 3,203.0
Other Liabilities [Member]
Contingencies
Liability in respect of outstanding and unsettled investigations | ¥										¥ 25,550			¥ 14,240
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment														$ 34.0
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment															$ 24.4
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought | €							€ 434.0
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought | €						€ 186.7
Action By European Commission For Infringing The Competition Law [Member]
Contingencies
Loss contingency accrual provision | €	€ 129.6		€ 125.6
Action by FT Syndicate Banks [Member]
Contingencies
Syndicate term loan								$ 100.0
Amount of damages sought				$ 63.0				$ 68.0
Action By Bombay High Court [Member]
Contingencies
Amount of damages sought | ₨					₨ 5.2
Action by Prosecutor of the Court of Auditors in Italy [Member]
Contingencies
Civil damages | €												€ 122.8
Claim In English Courts [Member]
Contingencies
Amount of damages sought		$ 50.0